UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	March 31, 2009

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
May 13, 2009
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-

     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	180

Form 13F Information Table Value Total:
	13,785,170 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011





MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE
: March 31, 2009 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4
COLUMN 5 COLUMN 6COLUMN 7 COLUMN 8 VALUE SHRS
OR SH/PUT/INVESTMEOTHER VOTING AUTHORITY NAME
OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT
PRNCALLDISCRETIMANAGERS SOLE SHAREDNONE ABB
LTD ADR (1 ORD SHR) 000375204 3,751 213,500SH SOLE
213,500 AGRIUM INC COMMON 008916108 345,325 7,558,000SH
SOLE 7,558,000 AIR LIQUIDE ADR (0.2 ORD) 009126202 43,086
2,106,572SH SOLE 2,106,572 AKZO NOBEL V SP ADR (1 ORD)
010199305 1,879 39,500SH SOLE 39,500 ALL NIPPON AWYS
LTD ADR(2 ORD SHRS) 016630303 2,592 266,400SH SOLE
266,400 APACHE CORP COMMON 037411105 119,530
1,479,950SH SOLE 1,479,950 APPLE INC COMMON 037833100
53,929 407,100SH SOLE 407,100 APPLIED MATERIALS
COMMON 038222105 2,386 176,100SH SOLE 176,100 ASAHI
GLASS SP ADR (10 ORD) 043393206 3,410 515,000SH SOLE
515,000 AVERY DENNISON CORP COMMON 053611109 42,192
1,498,660SH SOLE 1,498,660 BG PLC ADR (5 ORDS) 055434203
48,588 512,100SH SOLE 512,100 BP PLC ADR (6 ORDS)
055622104 91,005 1,800,860SH SOLE 1,800,860 BANK OF
MONTREAL COMMON 063671101 3,756 113,850SH SOLE
113,850 BANK OF NOVA SCOTIA COMMON 064149107 402,925
12,968,294SH SOLE 12,968,294 BARRICK GOLD CORP
COMMON CAD 067901108 160,505 3,932,981SH SOLE 3,932,981
BECTON DICKINSON COMMON 075887109 678 8,000SH SOLE
8,000 BOSTON SCIENTIFIC COMMON 101137107 36,674
3,660,600SH SOLE 3,660,600 BRISTOL MYERS SQUIBB
COMMON 110122108 66,330 2,401,200SH SOLE 2,401,200
BROOKFIELD ASSET MGT CLASS A LTD VTG 112585104
162,250 9,234,479SH SOLE 9,234,479 CAE INC COMMON
124765108 44,333 5,810,300SH SOLE 5,810,300 CCL
INDUSTRIES INC CLASS B NON VTG 124900309 35,746
1,710,340SH SOLE 1,710,340 CVS CAREMARK CORP COMMON
126650100 156,177 4,508,199SH SOLE 4,508,199 CDN IMP BANK
COMMERC COMMON 136069101 12,028 262,156SH SOLE
262,156 CDN NATL RAILWAY COMMON 136375102 416,442
9,213,311SH SOLE 9,213,311 CDN NATURAL RES COMMON
136385101 332,279 6,793,678SH SOLE 6,793,678 CDN TIRE CORP
CLASS A NON VTG 136681202 30,463 695,500SH SOLE 695,500
CANON INC ADR (1 ORD) 138006309 39,688 1,084,850SH SOLE
1,084,850 CAPITALAND LTD ADR (2 ORD SHRS) 140547100
3,716 951,300SH SOLE 951,300 CATERPILLAR INC COMMON
149123101 50,296 1,427,450SH SOLE 1,427,450 CHEVRON CORP
COMMON 166764100 644 7,600SH SOLE 7,600 CHICAGO
BRIDGE & IRN N Y REGISTRY SH 167250109 253 32,000SH
SOLE 32,000 COACH INC COMMON 189754104 72,882
3,463,100SH SOLE 3,463,100 COCA-COLA CO COMMON
191216100 1,783 32,200SH SOLE 32,200 COLGATE PALMOLIVE
CO COMMON 194162103 122,733 1,651,260SH SOLE 1,651,260
COMPANHIA VAL DO RIO ADR(1 ORD SHR) 204412209 54,968
3,279,600SH SOLE 3,279,600 CREDIT SUISSE GRP SP ADR (0.25
ORD) 225401108 9,291 241,800SH SOLE 241,800 DOMTAR
(CDA) PAPER EXCHANGEABLE SHARES 257557108 4,851
4,076,700SH SOLE 4,076,700 E.ON AG ADR (0.3333 ORD SHS)
268780103 3,258 93,400SH SOLE 93,400 EAST JAPAN RAILWAY
SPONS ADR 144A 273202101 3,150 290,000SH SOLE 290,000
EATON CORP COMMON 278058102 4,645 100,000SH SOLE
100,000 EBAY INC COMMON 278642103 44,308 2,799,300SH
SOLE 2,799,300 ECOLAB INC COMMON 278865100 42,839
978,800SH SOLE 978,800 ELECTRONIC ARTS COMMON
285512109 77,844 3,395,870SH SOLE 3,395,870 EMERSON ELEC
CO COMMON 291011104 346 9,600SH SOLE 9,600 ENCANA
CORPORATION COMMON 292505104 671,091 13,005,643SH
SOLE 13,005,643 ERICSSON(LM) TEL ADR(10 SER B SHRS)
294821608 49,226 4,828,400SH SOLE 4,828,400 FIRST
QUANTUM MNRL COMMON 335934105 2,279 64,200SH SOLE
64,200 FRANKLIN RES INC COMMON 354613101 363 5,350SH
SOLE 5,350 GENERAL ELECTRIC CO COMMON 369604103
122,205 9,591,770SH SOLE 9,591,770 GOLDCORP INC
COMMON 380956409 234,283 5,520,342SH SOLE 5,520,342
HSBC HLDGS PLC SP ADR(5 ORD) 404280406 37,038
1,041,467SH SOLE 1,041,467 HEWLETT PACKARD CO
COMMON 428236103 89,975 2,226,992SH SOLE 2,226,992
HEXCEL CORP COMMON 428291108 1,863 225,000SH SOLE
225,000 HONEYWELL INTL INC COMMON 438516106 51,908
1,478,460SH SOLE 1,478,460 HOYA CORP ADR(1 ORD SHR)
443251103 6,324 254,600SH SOLE 254,600 IAMGOLD CORP
COMMON 450913108 48,022 4,413,800SH SOLE 4,413,800
IMPERIAL OIL LTD COMMON 453038408 497 10,850SH SOLE
10,850 INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108
24,666 735,000SH SOLE 735,000 INTEL CORP COMMON
458140100 106,541 5,624,920SH SOLE 5,624,920 INTL BUSINESS
MCHN COMMON 459200101 2,628 21,520SH SOLE 21,520
INTERNATIONAL PAPER COMMON 460146103 311 35,000SH
SOLE 35,000 JOHNSON & JOHNSON COMMON 478160104
91,991 1,387,784SH SOLE 1,387,784 JOHNSON MATTHEY PLC
SP ADR 479142309 4,996 131,400SH SOLE 131,400 KIMBERLY
CLARK MEX SP ADR (5 ORD A) 494386204 326 16,300SH SOLE
16,300 KOHLS CORP COMMON 500255104 95,468 1,790,090SH
SOLE 1,790,090 KOREA ELECTRIC PWR SP ADR (0.5 COM)
500631106 21,434 1,858,800SH SOLE 1,858,800 L OREAL CO
ADR (0.2 ORD) 502117203 42,056 2,427,100SH SOLE 2,427,100
ESTEE LAUDER CO CLASS A 518439104 60,520 1,948,230SH
SOLE 1,948,230 MAGNA INTL INC CLASS A SUB VTG
559222401 245,383 7,316,138SH SOLE 7,316,138 MERCK & CO
INC COMMON 589331107 165,723 4,916,090SH SOLE 4,916,090
MICROSOFT CORP COMMON 594918104 174,200 7,524,880SH
SOLE 7,524,880 MITSUBISHI UFJ FINL ADR( 1 ORD SHRS)
606822104 6,831 1,101,700SH SOLE 1,101,700 NASDAQ OMX
GROUP COMMON 631103108 46,263 1,874,910SH SOLE
1,874,910 NESTLE S A ADS (1 ORD SHRS) 641069406 68,607
1,622,687SH SOLE 1,622,687 NIPPON TELEG & TEL NEW
ADR(0.50 ORD SH) 654624105 3,202 133,500SH SOLE 133,500
NORTHEAST UTILS COMMON 664397106 76,173 2,799,690SH
SOLE 2,799,690 OPEN TEXT CORP COMMON 683715106
113,029 2,594,200SH SOLE 2,594,200 PEARSON PLC SP ADR (1
ORD) 705015105 473 37,500SH SOLE 37,500 PEPSICO INC
COMMON 713448108 103,469 1,594,900SH SOLE 1,594,900 PT
TELEKOMUNIKAS IND ADR(40 SER B SHRS) 715684106 30,914
954,500SH SOLE 954,500 PFIZER INC COMMON 717081103
70,218 4,091,012SH SOLE 4,091,012 PHILIP MORRIS INTL
COMMON 718172109 1,039 23,180SH SOLE 23,180 PRECISION
DRILLING TRUST UNIT 740215108 271 80,200SH SOLE 80,200
PROCTER & GAMBLE CO COMMON 742718109 1,890 31,845SH
SOLE 31,845 REED ELSEVIER N V SPONS ADR 144A 758204200
41,250 1,528,847SH SOLE 1,528,847 RESEARCH IN MOTION
COMMON 760975102 455,716 8,363,289SH SOLE 8,363,289
REXAM PLC SP ADR NEW2001 761655406 679 27,500SH SOLE
27,500 ROCHE HLDG LTD NEW ADR( 4 ORD SHR) 771195104
79,373 1,830,940SH SOLE 1,830,940 ROGERS
COMMUNICATION CLASS B NON VTG 775109200 265,831
9,150,810SH SOLE 9,150,810 ROYAL BANK CDA COMMON
780087102 383,816 10,435,458SH SOLE 10,435,458
SCHLUMBERGER LTD COMMON 806857108 99,581
1,945,340SH SOLE 1,945,340 SECOM LTD ADR (2 ORD)
813113206 280 3,000SH SOLE 3,000 SIEMENS A G SP ADR
826197501 49,446 688,730SH SOLE 688,730 SPECTRA ENERGY
CORP COMMON 847560109 53,633 3,009,820SH SOLE 3,009,820
SUNCOR ENERGY INC COMMON 867229106 361,322
12,840,168SH SOLE 12,840,168 SYSCO CORP COMMON
871829107 79,063 2,751,690SH SOLE 2,751,690 TAIWAN
SEMICONDUCTOR SP ADR(5 ORD) 874039100 38,687
3,430,089SH SOLE 3,430,089 THOMSON REUTERS CORP
COMMON 884903105 428,709 13,231,767SH SOLE 13,231,767
TIME WARNER INC COM NEW 887317303 1,062 43,661SH
SOLE 43,661 TOMKINS PLC SP ADR (4 ORD) 890030208 1,525
176,700SH SOLE 176,700 TORAY INDUSTRIES ADR(10 ORDS)
890880206 8,523 166,300SH SOLE 166,300 TORONTO
DOMINION BK COMMON 891160509 499,573 11,494,996SH
SOLE 11,494,996 TOYOTA MTR CORP ADR (2 ORD) 892331307
58,368 731,700SH SOLE 731,700 UNILEVER N.V NY SHARES(1
ORD) 904784709 1,198 48,500SH SOLE 48,500 UNITED
TECHNOLOGIES COMMON 913017109 101,460 1,873,220SH
SOLE 1,873,220 UPM KYMMENE CORP SP ADR 915436109 255
35,100SH SOLE 35,100 VOLVO AKTIEBOLAGET ADR (1 ORD)
928856400 6,569 987,300SH SOLE 987,300 WAL MART STORES
INC COMMON 931142103 81,806 1,245,970SH SOLE 1,245,970
WELLS FARGO & CO COMMON 949746101 65,777 3,665,403SH
SOLE 3,665,403 WYETH COMMON 983024100 108,050
1,992,105SH SOLE 1,992,105 YAHOO INC COMMON 984332106
510 31,600SH SOLE 31,600 PETRO-CANADA COMMON
71644E102C 189,194 5,585,875SH SOLE 5,585,875 TALISMAN
ENERGY INC COMMON 87425E103C 448,165 33,570,441SH
SOLE 33,570,441 AT&T INC COMMON 00206R102 106,085
3,340,522SH SOLE 3,340,522 ALTRIA GROUP INC COMMON
02209S103 277 13,700SH SOLE 13,700 BCE INC COMMON
05534B760 272,643 10,853,634SH SOLE 10,853,634 BNP
PARIBAS SP ADR(0.50 SH) 05565A202 5,105 195,700SH SOLE
195,700 BANCO SANTAN CENT HI ADR (1 ORD) 05964H105
10,835 1,246,100SH SOLE 1,246,100 BARRICK GOLD CORP
COMMON USD 067901108C 8,396 205,500SH SOLE 205,500
BIOVAIL CORP COMMON 09067J109 308 22,500SH SOLE
22,500 BULGARI SPA SP ADR (4 ORD) 12015P102 5,851
264,100SH SOLE 264,100 CML HEALTHCARE IN FD TRUST
UNIT 12582P105 178 13,500SH SOLE 13,500 CAMECO CORP
COMMON 13321L108 400,315 18,576,108SH SOLE 18,576,108
CDN PACIFIC RAILWAY COMMON 13645T100 33,818
901,327SH SOLE 901,327 CISCO SYSTEMS INC COMMON
17275R102 145,834 6,900,580SH SOLE 6,900,580 DBS GROUP
HLDGS LTD SP ADR(4 ORD) 23304Y100 6,588 235,500SH SOLE
235,500 DEVON ENERGY CORP COMMON 25179M103 822
14,600SH SOLE 14,600 DIAGEO P L C SP ADR (4 ORD)
25243Q205 46,805 829,960SH SOLE 829,960 DUKE ENERGY
CORP COMMON 26441C105 289 16,000SH SOLE 16,000
EMBRAER-EMPRESA BRAS ADR(4 ORD SHRS) 29081M102
18,119 1,083,500SH SOLE 1,083,500 ENBRIDGE INC COMMON
29250N105 26,999 742,740SH SOLE 742,740 EXELON CORP
COMMON 30161N101 126,584 2,212,980SH SOLE 2,212,980
EXPERIAN PLC SPONSORED ADR 30215C101 6,062 768,400SH
SOLE 768,400 EXXON MOBIL CORP COMMON 30231G102
71,659 834,995SH SOLE 834,995 FNX MINING COMMON
30253R101 649 143,800SH SOLE 143,800 FRANCE TELECOM SP
ADR (1 ORD) 35177Q105 30,921 1,082,800SH SOLE 1,082,800
FREEPORT-MCMORAN C&G COMMON 35671D857 37,644
783,815SH SOLE 783,815 GOLDMAN SACHS GROUP COMMON
38141G104 102,130 764,410SH SOLE 764,410 GOOGLE INC
CLASS A 38259P508 106,437 242,660SH SOLE 242,660 CGI
GROUP INC CLASS A SUB VTG 39945C109 50,500 4,960,700SH
SOLE 4,960,700 HENKEL AG & CO KGAA SPONSORED ADR
42550U109 284 9,000SH SOLE 9,000 IAMGOLD CORP COMMON
450913108C 625 58,000SH SOLE 58,000 IVANHOE MINES
COMMON 46579N103 1,147 147,400SH SOLE 147,400
JPMORGAN CHASE & CO COMMON 46625H100 1,464 43,700SH
SOLE 43,700 KRAFT FOODS INC CLASS A 50075N104 92,773
3,302,710SH SOLE 3,302,710 MDS INC COMMON 55269P302
41,512 7,024,100SH SOLE 7,024,100 MAGNA INTL INC CLASS A
559222401C 1,820 54,000SH SOLE 54,000 MANULIFE FINCL
CORP COMMON 56501R106 339,912 23,937,478SH SOLE
23,937,478 MOSAIC CO COMMON 61945A107 54,469
1,029,600SH SOLE 1,029,600 NEXEN INC COMMON 65334H102
732 34,220SH SOLE 34,220 NOMURA HLDGS INC SPONSORED
ADR 65535H208 579 91,400SH SOLE 91,400 NOVARTIS AG ADR
(1 ORD CHF) 66987V109 65,106 1,365,670SH SOLE 1,365,670
PACIFIC ENERGY RES COMMON 694228206U 4 870,784SH
SOLE 870,784 POTASH CORP OF SASK COMMON 73755L107
317,759 3,116,810SH SOLE 3,116,810 POTASH CORP OF SASK
COMMON 73755L107C 4,379 43,000SH SOLE 43,000 RESIN
SYSTEMS COMMON 76111T102 283 1,130,000SH SOLE
1,130,000 SCOTTISH &SOUTH ENER ADR 81012K309 3,055
149,200SH SOLE 149,200 SHAW COMMUNICATIONS CLASS B
NON VTG 82028K200 236 12,300SH SOLE 12,300
STATOILHYDRO ASA SP ADR(1 ORD NOK2.5)85771P102 4,881
222,100SH SOLE 222,100 TMX GROUP INC COMMON
87261X108 150,969 4,222,900SH SOLE 4,222,900 TELUS CORP
COMMON 87971M103 89,840 2,590,533SH SOLE 2,590,533 3M
COMPANY COMMON 88579Y101 61,544 982,230SH SOLE
982,230 TIM HORTONS INC COMMON 88706M103U 97,221
2,999,725SH SOLE 2,999,725 TIME WARNER CABLE COMMON
NEW 88732J207 81,600 2,610,957SH SOLE 2,610,957
TRANSALTA CORP COMMON 89346D107 43,525 2,359,100SH
SOLE 2,359,100 TRANSCANADA CORP COMMON 89353D107
126,521 4,241,404SH SOLE 4,241,404 TRANSCANADA CORP
COMMON 89353D107C 909 30,500SH SOLE 30,500 ULTRA
PETROLEUM COMMON 903914109C 75,025 1,658,800SH SOLE
1,658,800 VERIZON COMMUNICATNS COMMON 92343V104
76,961 2,022,206SH SOLE 2,022,206 VIACOM INC CLASS B
92553P201 75,275 3,436,866SH SOLE 3,436,866 VODAFONE GRP
PLC ADR(10 ORDS) 92857W209 33,673 1,533,869SH SOLE
1,533,869 WPP PLC SP ADR(5 ORDS) 92933H101 43,151
1,225,100SH SOLE 1,225,100 WAL MART DE MEXICO SP
ADR(10 SHS) 93114W107 54,123 1,839,300SH SOLE 1,839,300
ZIMMER HOLDINGS COMMON 98956P102 61,937 1,346,535SH
SOLE 1,346,535 COVIDIEN LTD COMMON G2552X108 890
21,250SH SOLE 21,250 TYCO ELEC LTD COMMON G9144P105
293 21,075SH SOLE 21,075 ACE LIMITED COMMON H0023R105
69,907 1,373,100SH SOLE 1,373,100 TRANSOCEAN LTD
COMMON H8817H100 77,724 1,048,195SH SOLE 1,048,195
TYCO INTL LTD COMMON H89128104 41,028 1,664,457SH
SOLE 1,664,457 CHECK POINT SOFTWARE ORDINARY
M22465104 31,317 1,118,900SH SOLE 1,118,900






CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011